REVENUE RECOGNITION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3 — REVENUE RECOGNITION

The Company recognizes revenue from contracts with customers using the following five-step model: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) we satisfy a performance obligation. Performance obligations are satisfied upon transfers of control of a good or service to a customer. We recognize revenue based on the expected amount of consideration to be received for the provided goods or services, taking into account the expected value of variable consideration.

Description of Revenue Generating Activities

The Company provides high-performance cleaning, infection prevention and hygiene products for the food safety and service, food and beverage plant operations, healthcare, floor care, housekeeping and room care, laundry and hand care markets. In addition, the Company offers a wide range of value-added solutions, including food safety and application training and consulting, as well as auditing of hygiene and water management. Many of our products are sold through distributors who then sell the product to end users.

Identify Contract with Customer

For an agreement to qualify as a contract, the agreement must create substantive enforceable rights and obligations. Indicators of enforceability for our contracts include, but are not limited to, minimum purchase or spend obligations coupled with early termination penalties for the customer.

In the event that a contract does not have a minimum purchase obligation nor contain any of the provisions to establish enforceable rights and obligations, part of the contract may still be enforceable when a purchase order is issued and the purchase order relates to a section of the contract. Most of the Company’s contracts do not contain minimum purchase obligations or early termination penalties for the customer.

Performance Obligations

A performance obligation must include a promise to deliver goods or services whereby the good or service must be distinct in the contract. For the Company, the most common examples of distinct performance obligations are consumables, training, equipment sales, installation, and maintenance. Dosing and dispensing equipment provided to customers (“free on loan”) are typically identified as separate lease components within the scope of ASU 2016-02, Leases. The other goods or services promised in the contract are not identified as performance obligations when they are not separate, distinct, or material.

Transaction Price and Variable Consideration

Our contracts contain fixed and variable components. The Company’s variable considerations include, but are not limited to, rebates, prebates, discounts, and returns. The amount of variable consideration is estimated at contract inception by using the most likely amount method pending on the nature of the variable consideration. Such variable consideration is re-evaluated each reporting period, and accruals are booked based on the re-evaluated estimates and variable consideration recognized to date.

Charges for rebates and other allowances are recognized as a deduction from revenue on an accrual basis in the period in which the associated revenue is recorded. When we estimate our rebate accruals, we consider customer-specific contractual commitments including stated rebate rates and history of actual rebates paid. Our rebate accruals are reviewed at each reporting period and adjusted to reflect data available at that time. We adjust the accruals to reflect any differences between estimated and actual amounts. These adjustments impact the amount of net sales recognized by us in the corresponding period of adjustment. Charges for rebates and other allowances were 26.4% and 26.9% of gross sales for the three months ended September 30, 2021 and September 30, 2020, respectively, and 24.9% and 26.5% of gross sales for the nine months ended September 30, 2021 and September 30, 2020, respectively.

Allocation of Transaction Price

The Company allocates the transaction price to performance obligations in proportion to their standalone selling prices. The Company obtains the transaction price of performance obligations by using the selling prices for performance obligations with observable prices sold on a standalone basis. When observable prices are not readily available, the Company estimates the standalone selling prices by using the expected cost, plus a margin approach.

Satisfaction of Performance Obligations

The timing of revenue recognition depends on the nature of each performance obligation. In general, the time between when a performance obligation is satisfied and when billing and payment occur is closely aligned, with the exception of revenue for services, which is satisfied over the life of the contract. The sale of goods is recorded at a point in time when the customer obtains control of the asset. Transfer of control is indicated when the Company has a present right to payment for the goods, the customer has legal title to the asset, the Company has transferred physical possession of the goods to the customer, the customer has the significant risks and rewards of ownership of the goods, and the customer has accepted the goods. Revenue for services, such as maintenance or training, that are performed over the life of a contract are recognized based on the activity the Company expects to undertake to fulfill the performance obligation.

Disaggregated Revenue

Revenues from contracts with customers summarized by region were as follows:

	Three Months		Nine Months
	Ended September 30,		Ended September 30,
(in millions)	2021	2020	2021	2020
Europe	$313.0	$291.6	$838.9	$837.5
North America	158.0	221.3	549.8	577.3
Asia Pacific	81.2	73.3	239.4	238.2
Middle East and Africa	63.0	52.5	170.9	164.9
Latin America	45.5	37.1	133.6	124.6
Revenue from contracts with customers	660.7	675.8	1,932.6	1,942.5
Other revenue (Leasing: Sales-type and Operating)	4.2	5.3	13.9	19.3
Total revenue	$664.9	$681.1	$1,946.5	$1,961.8

Contract Balances

Timing differences occur when billing precedes or succeeds the satisfaction of the corresponding performance obligation. If the timing differences between billing and services recognized over time is significant, the Company records a liability (unearned revenue) and does not recognize revenue until the performance obligation is satisfied. There were no material timing differences that led to contract liabilities as of September 30, 2021 and December 31, 2020.

Assets Recognized For the Costs to Obtain a Contract

In certain instances, we incur incremental direct costs of a transaction, such as prebates, equipment provided free on loan, or other related expenses in the contract negotiation phase. Because these costs are likely incurred to transition to a new relationship or part of a negotiated renewal of a long-term relationship, these costs are considered costs to obtain a contract and are deferred and amortized over the period in which revenue is recognized, provided that unamortized deferred costs are considered recoverable. These amounts are recorded within Other non-current assets on the Company’s Condensed Consolidated Balance Sheets.

NOTE 4 — REVENUE RECOGNITION

The Company recognizes revenue from contracts with customers under ASC 606 using the following five- step model: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) we satisfy a performance obligation. Performance obligations are satisfied upon transfers of control of a good or service to a customer. We recognize revenue based on the expected amount of consideration to be received for the provided goods or services, taking into account the expected value of variable consideration.

Description of Revenue Generating Activities

The Company provides high-performance cleaning, sanitation and hygiene products for the food safety and service, food and beverage plant operations, healthcare, floor care, housekeeping and room care, laundry and hand care markets. In addition, the Company offers a wide range of value-added solutions, including food safety and application training and consulting, as well as auditing of hygiene and water management. Many of our products are sold through distributors who then sell the product to end users.

Identify Contract with Customer

For an agreement to qualify as a contract under ASC 606, the agreement must create substantive enforceable rights and obligations. Indicators of enforceability for our contracts include, but are not limited to, minimum purchase or spend obligations coupled with early termination penalties for the customer.

In the event a contract does not have a minimum purchase obligation nor contain any of the provisions to establish enforceable rights and obligations, part of the contract may still be enforceable when a purchase order is issued and the purchase order relates to a section of the agreement. Most of the Company’s contracts do not contain minimum purchase obligations or early termination penalties for the customer.

Performance Obligations

A performance obligation must include a promise to deliver goods or services whereby the good or service must be distinct in the contract. For Diversey, the most common examples of distinct performance obligations are consumables, training, equipment sales, installation, and maintenance. Dosing and dispensing equipment provided to customers (“free on loan”) are typically identified as separate lease components within the scope of Topic 842. The other goods or services promised in the contract are not identified as performance obligations when they are not separate, distinct, or material.

Transaction Price and Variable Consideration

Our contracts contain fixed and variable components. Diversey’s variable considerations include, but are not limited to, rebates, prebates, discounts, and returns. The amount of variable consideration is estimated at contract inception by using the most likely amount method pending on the nature of the variable consideration. Such variable consideration is re-evaluated each reporting period, and accruals are booked based on the re-evaluated estimates and variable consideration recognized to date.

Charges for rebates and other allowances are recognized as a deduction from revenue on an accrual basis in the period in which the associated revenue is recorded. When we estimate our rebate accruals, we consider customer-specific contractual commitments including stated rebate rates and history of actual rebates paid. Our rebate accruals are reviewed at each reporting period and adjusted to reflect data available at that time. We adjust the accruals to reflect any differences between estimated and actual amounts. These adjustments impact the amount of net sales recognized by us in the period of adjustment. Charges for rebates and other allowances were 25.8%, 26.2% and 25.4% of gross sales for the periods ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

Allocation of Transaction Price

Diversey allocates the transaction price to performance obligations in proportion to their standalone selling prices. Diversey obtains the transaction price of performance obligations by using the selling prices for performance obligations with observable prices sold on a standalone basis. When observable prices are not readily available, Diversey estimates the standalone selling prices by using the expected cost plus a margin approach.

Satisfaction of Performance Obligations

The timing of revenue recognition depends on the nature of each performance obligation. In general, the time between when a performance obligation is satisfied and when billing and payment occur is closely aligned, with the exception of revenue for services, which is satisfied over the life of the contract. The sale of goods is recorded at a point in time when the customer obtains control of the asset. Transfer of control is indicated when Diversey has a present right to payment for the goods, the customer has legal title to the asset, Diversey has transferred physical possession of the goods to the customer, the customer has the significant risks and rewards of ownership of the goods, and the customer has accepted the goods. Revenue for services, such as maintenance or training, that are performed over the life of a contract are recognized based on the activity Diversey expects to undertake to fulfill the performance obligation.

Disaggregated Revenue

For the year ended December 31, 2020, December 31, 2019 and December 31, 2018, revenues from contracts with customers summarized by region were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Europe	$1,129.3	$1,186.9	$1,227.8
North America	777.2	574.8	564.3
Asia Pacific	312.0	371.6	381.4
Middle East and Africa	217.2	255.6	253.3
Latin America	168.5	203.0	225.9
Topic 606 Revenue	2,604.2	2,591.9	2,652.7
Non-Topic 606 Revenue (Leasing: Sales-type and Operating)	25.0	32.0	35.4
Total	$2,629.2	$2,623.9	$2,688.1

Contract Balances

Timing differences occur when billing precedes or succeeds the satisfaction of the corresponding performance obligation. If the timing differences between billing and services recognized over time is significant, Diversey records a liability (unearned revenue) and does not recognize revenue until the performance obligation is satisfied. There were no material timing differences that led to contract liabilities as of December 31, 2020 and December 31, 2019.

Assets Recognized For the Costs To Obtain A Contract

In certain instances, we incur incremental direct costs of a transaction, such as prebates, equipment provided free on loan, or other related expenses in the contract negotiation phase. Because these costs are likely incurred to transition to a new relationship or to entice a customer into a long-term relationship, these costs are considered costs to obtain a contract under ASC 606, and accordingly, are deferred and amortized over the period in which revenue is recognized, provided that unamortized deferred costs are considered recoverable. These amounts are recorded within Other non-current assets on the Company’s Consolidated Balance Sheets.